PLAINSBORO FUNDS
4 Windmill Court

Plainsboro, New Jersey 08536

October 11, 2011

Securities & Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re: Plainsboro Funds(the “Trust”) (SEC File Nos. 811-22560 and 333-174385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Plainsboro China Fund, a portfolio series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Pre-Effective Amendment No. 2 to the Registration Statement, and (2) the text of Pre-Effective Amendment No. 2 has been filed electronically.

If you have any questions or would like further information, please contact me at (913) 660-0778.

Sincerely,

/s/ John H. Lively

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
Direct Phone: 913.660.0778
Direct Fax: 913.660.9157
E-Mail: John.lively@1940actlawgroup.com